American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2026

International Opportunities Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Argentina — 1.6%
Arcos Dorados Holdings, Inc., Class A	372,387	2,949,305
Vista Energy SAB de CV, ADR(1)	80,472	5,750,529
		8,699,834
Australia — 4.8%
Codan Ltd.	148,348	4,984,377
Genesis Minerals Ltd.(1)	1,513,326	8,900,159
NEXTDC Ltd.(1)	464,771	4,588,724
NRW Holdings Ltd.	1,152,496	6,229,542
PLS Group Ltd.(1)	509,784	1,968,225
		26,671,027
Austria — 0.6%
AT&S Austria Technologie & Systemtechnik AG(1)	20,273	3,618,629
Brazil — 1.4%
Cury Construtora e Incorporadora SA	180,900	1,136,396
Embraer SA, ADR	93,278	6,674,974
		7,811,370
Canada — 14.4%
Aritzia, Inc.(1)	67,716	6,452,795
Bird Construction, Inc.(2)	100,343	4,901,491
Discovery Mining Ltd.(1)	702,142	6,251,620
DPM Metals, Inc.	174,596	7,902,455
Extendicare, Inc.(2)	272,465	6,011,746
Finning International, Inc.	68,029	4,463,276
Groupe Dynamite, Inc.(2)	95,807	4,373,685
Hammond Power Solutions, Inc.	22,193	3,810,416
Hudbay Minerals, Inc.	230,232	6,589,923
Kinaxis, Inc.(1)	26,406	3,374,031
Kraken Robotics, Inc.(1)	314,678	1,176,112
Linamar Corp.	64,179	4,572,340
MDA Space Ltd.(1)	151,526	4,376,482
OceanaGold Corp.	151,046	4,443,267
Parex Resources, Inc.	252,075	5,187,185
Trekor Metals Ltd.(1)	582,036	5,261,605
		79,148,429
China — 0.7%
GDS Holdings Ltd., ADR(1)	116,843	3,721,450
Denmark — 3.8%
AL Sydbank	59,928	6,323,614
ALK-Abello AS	67,491	2,186,821
ISS AS	155,113	6,943,309
NKT AS(1)	37,127	5,275,836
		20,729,580
Finland — 1.3%
Hiab OYJ, B Shares	100,234	7,333,095
France — 0.7%
Nanobiotix SA(1)	92,950	3,746,919
Germany — 5.1%
Auto1 Group SE(1)	95,163	2,477,661
Deutz AG	383,865	5,661,146

flatexDEGIRO SE	168,501	7,482,440
Nordex SE(1)	125,668	5,517,756
Salzgitter AG	50,555	3,331,870
Scout24 SE	38,800	3,586,733
		28,057,606
Greece — 2.7%
GEK TERNA SA(2)	106,677	5,763,934
National Bank of Greece SA	453,592	8,864,787
		14,628,721
India — 3.3%
APL Apollo Tubes Ltd.(1)	85,015	1,982,486
BlackBuck Ltd.(1)	537,665	3,349,651
Narayana Hrudayalaya Ltd.	66,656	1,334,699
Nippon Life India Asset Management Ltd.	505,347	6,211,995
Radico Khaitan Ltd.	114,304	5,380,130
		18,258,961
Israel — 2.6%
Cellebrite DI Ltd.(1)	192,130	2,305,560
Meitav Investment House Ltd.	81,653	3,251,437
Nova Ltd.(1)	5,318	1,853,057
Phoenix Financial Ltd.	46,720	2,931,157
Tower Semiconductor Ltd.(1)	20,142	4,130,117
		14,471,328
Italy — 1.6%
Lottomatica Group SpA	127,161	3,743,603
Reply SpA	25,229	3,578,034
Technogym SpA	86,636	1,332,118
		8,653,755
Japan — 25.0%
Asahi Intecc Co. Ltd.	297,300	7,015,940
Asics Corp.	113,400	3,180,068
BayCurrent, Inc.(2)	105,900	5,434,388
BuySell Technologies Co. Ltd.	213,000	4,227,267
Casio Computer Co. Ltd.	479,000	7,505,829
Food & Life Cos. Ltd.	163,800	6,026,811
Furukawa Electric Co. Ltd.	87,000	2,161,047
Haseko Corp.	145,100	2,629,112
Japan Elevator Service Holdings Co. Ltd.	267,500	2,609,422
JTEKT Corp.	315,700	4,220,335
Kinden Corp.	72,600	3,170,820
Kokusai Electric Corp.	152,800	8,316,132
Kyoto Financial Group, Inc.	237,200	7,374,595
Meiko Electronics Co. Ltd.	20,600	2,534,392
Monogatari Corp.	114,800	4,171,469
Morinaga Milk Industry Co. Ltd.	479,900	3,437,564
Nextage Co. Ltd.	126,500	2,668,965
NSK Ltd.	203,200	1,400,559
Resonac Holdings Corp.	52,700	5,158,467
Seiko Group Corp.	98,500	7,235,662
Sinfonia Technology Co. Ltd.	81,100	6,298,494
Sojitz Corp.	131,100	4,575,536
SUMCO Corp.	171,400	3,605,528
Suruga Bank Ltd.	747,000	13,875,702
SWCC Corp.	73,000	6,760,543
Sysmex Corp.	251,500	3,095,621

Tokyo Ohka Kogyo Co. Ltd.	94,100	5,010,413
Tokyo Seimitsu Co. Ltd.	27,300	3,000,794
Yaskawa Electric Corp.	29,300	868,499
		137,569,974
Netherlands — 1.5%
Koninklijke BAM Groep NV	409,544	5,530,054
SBM Offshore NV	64,701	2,646,827
		8,176,881
Norway — 1.7%
DOF Group ASA	226,587	3,228,861
Kitron ASA	605,678	5,967,502
		9,196,363
South Korea — 4.9%
D'Alba Global Co. Ltd.	26,004	4,171,895
Eo Technics Co. Ltd.	14,535	4,271,289
Han Kuk Carbon Co. Ltd.(1)	175,129	3,073,562
ISC Co. Ltd.	40,198	4,951,302
KIWOOM Securities Co. Ltd.	23,106	4,655,202
Samyang Foods Co. Ltd.	5,118	5,728,744
		26,851,994
Spain — 1.2%
Sacyr SA	489,063	2,405,267
Tecnicas Reunidas SA(1)	135,296	4,143,026
		6,548,293
Sweden — 4.9%
Asmodee Group AB, Class B(1)	328,953	5,291,193
BioGaia AB, B Shares	362,612	4,336,024
Bravida Holding AB	428,866	6,240,294
Loomis AB	64,709	3,653,757
Millicom International Cellular SA	50,320	4,718,003
Sinch AB(1)	627,757	3,043,936
		27,283,207
Switzerland — 1.9%
Accelleron Industries AG	54,336	4,892,833
Kuros Biosciences AG(1)	112,083	2,716,752
Temenos AG	29,992	2,757,667
		10,367,252
Taiwan — 6.4%
All Ring Tech Co. Ltd.(2)	82,000	3,478,926
ASPEED Technology, Inc.	17,600	8,905,509
Bizlink Holding, Inc.	79,106	5,404,617
Hiwin Technologies Corp.	235,000	2,592,249
King Yuan Electronics Co. Ltd.	371,550	3,006,977
Silergy Corp.	565,000	7,342,637
Taiwan Union Technology Corp.	97,000	4,382,598
		35,113,513
United Kingdom — 7.1%
Balfour Beatty PLC	768,673	9,113,164
Diploma PLC	31,700	3,115,780
Games Workshop Group PLC	17,903	4,439,484
Genus PLC	47,875	1,506,271
Greencore Group PLC	998,701	3,598,130
IMI PLC	165,930	6,912,799
Rosebank Industries PLC(1)	870,347	4,090,548
SigmaRoc PLC(1)	2,615,410	4,422,872

Zegona Communications PLC	91,805	2,011,483
		39,210,531
TOTAL COMMON STOCKS (Cost $430,877,205)		545,868,712
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF(2) (Cost $35,551)	1,118	57,376
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,362	4,362
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,686,960	3,686,960
		3,691,322
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 7/31/33, valued at $842,689), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $826,084)		826,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,517,322)		4,517,322
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $435,430,078)		550,443,410
OTHER ASSETS AND LIABILITIES — 0.0%		(207,306)
TOTAL NET ASSETS — 100.0%		$550,236,104

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.0%
Information Technology	18.4%
Consumer Discretionary	14.4%
Materials	11.7%
Financials	10.9%
Health Care	5.9%
Energy	4.0%
Consumer Staples	4.0%
Communication Services	1.9%
Exchange-Traded Funds	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,548,864. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,421,646, which includes securities collateral of $13,734,686.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$8,699,834	—	—
Brazil	6,674,974	$1,136,396	—
Canada	5,261,605	73,886,824	—
China	3,721,450	—	—
Israel	8,288,734	6,182,594	—
Sweden	4,718,003	22,565,204	—
Other Countries	—	404,733,094	—
Exchange-Traded Funds	57,376	—	—
Short-Term Investments	3,691,322	826,000	—
	$41,113,298	$509,330,112	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.